Supplemental Oil and Gas Disclosures - Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 12,391	$ 26,444
Future production costs	7,757	12,641
Future development costs	1,761	3,426
Future income tax provisions	0	2,519
Future net cash flows	2,873	7,858
Less 10 percent annual discount for estimated timing of cash flows	(1,589)	(3,975)
Standardized measure of discounted future net cash inflows	1,284	$ 3,883	$ 2,964	$ 1,949
Piceance Basin [Member]
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Standardized measure of discounted future net cash inflows	$ 270